Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive Income/ (Loss)	Deficit
Beginning balance at Dec. 31, 2018	$ 82,282	$ 197,991	$ 26,172	$ (4,293)	$ (137,588)
Beginning balance, Shares at Dec. 31, 2018		88,728
Shares issued on conversion of RSUs, DSUs and exercise of stock options	568	$ 2,922	(2,354)
Shares issued on conversion of RSUs, DSUs and exercise of stock options, shares		1,115
Equity compensation (Note 9)	4,128		4,128
DSUs issued in lieu of directors’ fees	458		458
Credit to equity as a result of the Project Investment (Note 5)	20,094				20,094
Net income (loss)	51,665				51,665
Other comprehensive income	426			426
Ending balance at Dec. 31, 2019	159,621	$ 200,913	28,404	(3,867)	(65,829)
Ending balance, Shares at Dec. 31, 2019		89,843
Shares issued on conversion of RSUs, DSUs and exercise of stock options	2,827	$ 9,463	(6,636)
Shares issued on conversion of RSUs, DSUs and exercise of stock options, shares		1,993
Shares issued pursuant to the ATM program	100,000	$ 100,000
Shares issued pursuant to the ATM program, shares		9,267
Shares issuance costs	(3,224)	$ (3,224)
Equity compensation (Note 9)	4,968		4,968
DSUs issued in lieu of directors’ fees	468		468
Debit to equity as a result of the 2020 Cauchari Transaction (Note 5)	(38,103)				(38,103)
Net income (loss)	(36,234)				(36,234)
Other comprehensive income	380			380
Ending balance at Dec. 31, 2020	$ 190,703	$ 307,152	$ 27,204	$ (3,487)	$ (140,166)
Ending balance, Shares at Dec. 31, 2020		101,103